Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 41,489,049		¥ 37,511,847
Finite-Lived License Agreements, Accumulated Amortization	(33,016,890)		(29,687,867)
Finite-Lived License Agreements, Impairment Amount	(311,375)		(353,586)
Finite-Lived License Agreements, Net	8,160,784	$ 1,280,605	7,470,394
Finite-Lived License Agreements, Gross, Current	8,591,506		8,661,499
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,662,016)		(7,591,792)
Finite-Lived License Agreements, Impairment Amount, Current	(26,748)		(34,368)
Net carrying value, current portion	902,742	141,660	1,035,339
Gross carrying value, non-current portion	32,897,543		28,850,348
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(25,354,874)		(22,096,075)
Finite-Lived License Agreements, Impairment Amount, Non-current	(284,627)		(319,218)
Net carrying value, non-current portion	7,258,042	1,138,945	6,435,055
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	7,072,190		5,962,743
Finite-Lived License Agreements, Accumulated Amortization	(7,043,743)		(5,962,743)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	28,447	4,464	0
Finite-Lived License Agreements, Gross, Current	7,072,190		5,962,743
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,043,743)		(5,962,743)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	28,447	4,464	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	48,561,239		43,474,590
Finite-Lived License Agreements, Accumulated Amortization	(40,060,633)		(35,650,610)
Finite-Lived License Agreements, Impairment Amount	(311,375)		(353,586)
Finite-Lived License Agreements, Net	8,189,231	1,285,069	7,470,394
Finite-Lived License Agreements, Gross, Current	15,663,696		14,624,242
Finite-Lived License Agreements, Accumulated Amortization, Current	(14,705,759)		(13,554,535)
Finite-Lived License Agreements, Impairment Amount, Current	(26,748)		(34,368)
Net carrying value, current portion	931,189	146,124	1,035,339
Gross carrying value, non-current portion	32,897,543		28,850,348
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(25,354,874)		(22,096,075)
Finite-Lived License Agreements, Impairment Amount, Non-current	(284,627)		(319,218)
Net carrying value, non-current portion	¥ 7,258,042	$ 1,138,945	¥ 6,435,055